Employees and Directors - Schedule of Employees and Directors Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Directors And Employees [Abstract]
Wages and salaries	$ 307,527	$ 206,092	$ 140,298
Social security costs	42,972	36,314	24,976
Other pension costs	4,161	2,569	1,391
Share based payments (equity settled)	168,347	150,333	34,668
Share based payments (cash settled)	28,041	10,675	10,355
Share based payments (employment related taxes)	95,245	(2,586)	8,796
Total employees and directors expenses	$ 646,293	$ 403,397	$ 220,484